Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Long-term Debt.
Schedule of outstanding amount of long-term debt

	As of December 31,
(in $ millions)	2022	2021
Senior Secured Credit Agreement
Principal amount of senior secured initial term loans (Maturity – August 2025)(1)	$239	$242
Principal amount of senior secured tranche B-3 term loans (Maturity – December 2026)(2)	1,000	800
Principal amount of senior secured revolving credit facility (Maturity – August 2023)(3)	—	—
	1,239	1,042
Less: Unamortized debt discount and debt issuance costs	(17)	(19)
Total debt, net of unamortized debt discount and debt issuance costs	1,222	1,023
Less: Current portion of long-term debt	3	3
Long-term debt, non-current, net of unamortized debt discount and debt issuance costs	$1,219	$1,020
(1)	Stated interest rate of LIBOR + 2.50% as of December 31, 2022 and 2021.
(2)	Stated interest rate of LIBOR + 6.50% (with a LIBOR floor of 1.00%) as of December 31, 2022 and 2021. See below for amendment to the senior secured credit agreement subsequent to December 31, 2022.
(3)	Stated interest rate of LIBOR + 2.25% as of December 31, 2022 and 2021. See below for amendment to the senior secured credit agreement subsequent to December 31, 2022.

Schedule of changes in total unamortized debt discount and debt issuance costs

	As of December 31,
(in $ millions)	2022	2021	2020
Beginning balance	$19	$19	$10
Capitalized during the year	3	18	12
Amortized/written-off during the year	(5)	(18)	(3)
Closing balance	$17	$19	$19

Schedule of aggregate maturities of debt

(in $ millions)	Amount
Year ending December 31,
2023	$3
2024	3
2025	233
2026	1,000
1,239
Less: Unamortized debt discount and debt issuance costs	(17)
Long-term debt, net of unamortized debt discount and debt issuance costs	$1,222